Segment reporting - Summary of financial information by segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Segment reporting
Total revenue	€ 240,498	€ 291,864	[1]	€ 386,976	[1]
Cost of sales	(100,620)	(119,368)	[1]	(146,576)	[1]
Gross profit	139,878	172,496	[1]	240,400	[1]
Loss from operations before non-underlying items	(215,385)	(166,765)	[1]	(118,181)	[1]
Non-underlying items	(16,263)	10,243	[1]	(3,781)	[1]
Finance cost - net	(35,490)	(29,398)	[1]	(20,014)	[1]
Loss before income tax	(267,138)	(185,920)	[1]	(141,976)	[1]
Income tax benefits / (expenses)	15,775	(3,086)	[1]	(3,323)	[1]
Loss from continuing operations	(251,363)	(189,006)	[1]	(145,299)	[1]
Depreciation and amortization	39,231	45,349		45,794
Provisions and impairment losses	72,608	35,027		(265)
Sales outside the Group
Segment reporting
Total revenue	240,498	291,864		386,976
Right-of-use assets
Segment reporting
Depreciation and amortization	29,806	33,921		32,335
Other
Segment reporting
Depreciation and amortization	9,425	11,428		13,459
Operating segments | Lanvin
Segment reporting
Total revenue	57,627	82,720		111,740
Cost of sales	(23,952)	(34,280)		(47,193)
Gross profit	33,675	48,440		64,547
Depreciation and amortization	15,243	17,822		15,115
Provisions and impairment losses	(2,501)	(4,085)		(6,309)
Operating segments | Lanvin | Sales outside the Group
Segment reporting
Total revenue	57,503	82,720		111,725
Operating segments | Lanvin | Intra-Group sales
Segment reporting
Total revenue	124			15
Operating segments | Lanvin | Right-of-use assets
Segment reporting
Depreciation and amortization	11,388	12,242		9,714
Operating segments | Lanvin | Other
Segment reporting
Depreciation and amortization	3,855	5,580		5,401
Operating segments | Wolford
Segment reporting
Total revenue	75,586	87,891		126,280
Cost of sales	(31,626)	(36,896)		(42,941)
Gross profit	43,960	50,995		83,339
Depreciation and amortization	10,165	12,644		14,190
Provisions and impairment losses	5,093	6,476		7,611
Operating segments | Wolford | Sales outside the Group
Segment reporting
Total revenue	75,481	87,891		126,280
Operating segments | Wolford | Intra-Group sales
Segment reporting
Total revenue	105
Operating segments | Wolford | Right-of-use assets
Segment reporting
Depreciation and amortization	8,132	10,769		11,979
Operating segments | Wolford | Other
Segment reporting
Depreciation and amortization	2,033	1,875		2,211
Operating segments | St. John
Segment reporting
Total revenue	78,238	79,267		90,398
Cost of sales	(24,639)	(24,816)		(33,024)
Gross profit	53,599	54,451		57,374
Depreciation and amortization	9,991	10,065		10,071
Provisions and impairment losses	1,904	(310)		1,492
Operating segments | St. John | Sales outside the Group
Segment reporting
Total revenue	77,763	79,267		90,398
Operating segments | St. John | Intra-Group sales
Segment reporting
Total revenue	475
Operating segments | St. John | Right-of-use assets
Segment reporting
Depreciation and amortization	8,114	7,890		7,193
Operating segments | St. John | Other
Segment reporting
Depreciation and amortization	1,877	2,175		2,878
Operating segments | Sergio Rossi
Segment reporting
Total revenue	29,535	41,910		59,518
Cost of sales	(20,056)	(24,043)		(29,083)
Gross profit	9,479	17,867		30,435
Depreciation and amortization	3,773	4,747		6,254
Provisions and impairment losses	1,382	1,951		1,077
Operating segments | Sergio Rossi | Sales outside the Group
Segment reporting
Total revenue	28,958	41,297		58,186
Operating segments | Sergio Rossi | Intra-Group sales
Segment reporting
Total revenue	577	613		1,332
Operating segments | Sergio Rossi | Right-of-use assets
Segment reporting
Depreciation and amortization	2,172	3,020		3,449
Operating segments | Sergio Rossi | Other
Segment reporting
Depreciation and amortization	1,601	1,727		2,805
Operating segments | Other and holding companies
Segment reporting
Total revenue	8,198	10,615		10,545
Cost of sales	(720)	(820)		(414)
Gross profit	7,478	9,795		10,131
Depreciation and amortization	59	71		164
Provisions and impairment losses	66,730	30,995		(4,136)
Operating segments | Other and holding companies | Sales outside the Group
Segment reporting
Total revenue	793	689		387
Operating segments | Other and holding companies | Intra-Group sales
Segment reporting
Total revenue	7,405	9,926		10,158
Operating segments | Other and holding companies | Other
Segment reporting
Depreciation and amortization	59	71		164
Material reconciling items
Segment reporting
Total revenue	(8,686)	(10,539)		(11,505)
Cost of sales	373	1,487		6,079
Gross profit	(8,313)	(9,052)		(5,426)
Material reconciling items | Intra-Group sales
Segment reporting
Total revenue	€ (8,686)	€ (10,539)		€ (11,505)

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).